Stock-Based Compensation Plans (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Awards
Awards, Nonvested at December 31, 2011	933,740
Awards, Granted	315,090
Awards, Vested	(283,970)
Awards, Forfeited	(53,510)
Awards, Nonvested at December 31, 2012	911,350
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2011	$ 49.87
Weighted Average Grant Date Fair Value, Granted	$ 69.85
Weighted Average Grant Date Fair Value, Vested	$ 42.44
Weighted Average Grant Date Fair Value, Forfeited	$ 53.70
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2012	$ 58.86